FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Activity and AirAsia Transactions (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2018 USD ($) Aircraft Engine Lessee Country	Dec. 31, 2017 USD ($) Aircraft Lessee Country	Sep. 30, 2016 Aircraft	Dec. 31, 2018 USD ($) Aircraft Engine Lessee Country	Dec. 31, 2017 USD ($) Aircraft Lessee Country	Dec. 31, 2016 USD ($) Aircraft	Feb. 28, 2018 Aircraft
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft held	100	84		100	84
Number of engines held for operating lease | Engine	7			7
Number of lessees | Lessee	43	43		43	43
Number of countries in which lessees operate | Country	24	27		24	27
Number of aircraft on lease		82			82
Number of aircraft off-lease		2			2
Number of aircraft purchased				34	10
Number of engines held for operating lease purchased | Engine				7
Capitalized cost of aircraft and engines purchased | $				$ 820,900	$ 438,100
Balances Related to AirAsia Transaction [Abstract]
Flight equipment held for sale, net | $	$ 259,644	$ 0		259,644	0
Flight equipment held for operating lease, net | $	3,228,018	2,961,744		3,228,018	2,961,744
Maintenance rights | $	298,207	131,299		298,207	131,299	$ 101,969
Other assets, net (Portfolio B orderbook value) | $	124,960	17,166		124,960	17,166
Security deposits | $	60,097	49,689		60,097	49,689
Maintenance payment liability, net | $	292,586	244,151		292,586	244,151
Other liabilities (lease discounts) | $	$ 80,402	$ 39,656		80,402	39,656
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold for gain		1				13
Gain on sale of aircraft | $				13,398	3,926	$ 27,195
Aircraft impairment | $				$ 0	$ 22,000	$ 96,122
A320-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft to be acquired on operating leases							1
Number of aircraft not transferred	1			1
Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold						13
Number of aircraft sold for gain				3		12
Gain on sale of aircraft | $				$ 5,500		$ 15,200
Gain on extinguishment of debt | $						600
Aircraft impairment | $				$ 0		$ 96,122
Flight Equipment Held For Operating Lease [Member] | Narrow-Body Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft						1
Number of impaired aircraft sold			1
Flight Equipment Held For Operating Lease [Member] | Wide-Body Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft						3
Portfolio A [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of engines to be acquired on operating leases							7
Number of engines transferred | Engine	7			7
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft reclassified	(8)
Portfolio A [Member] | A320-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft to be acquired on operating leases							33
Number of aircraft transferred	33			33
Portfolio B [Member] | A320neo [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft to be acquired on operating leases							21
Portfolio C [Member] | A320neo [Member] | Maximum [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2019 and 2025							20
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2020 and 2025							17
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft reclassified	8
Number of aircraft sold				3	1
Gain on sale of aircraft | $		$ 3,900		$ 7,900		$ 5,000
AirAsia Group [Member]
Balances Related to AirAsia Transaction [Abstract]
Flight equipment held for sale, net | $	$ 163,236			163,236
Flight equipment held for operating lease, net | $	605,058			605,058
Maintenance rights | $	189,864			189,864
Other assets, net (Portfolio B orderbook value) | $	103,951			103,951
Security deposits | $	14,477			14,477
Maintenance payment liability, net | $	22,743			22,743
Other liabilities (lease discounts) | $	$ 25,539			$ 25,539
Air Berlin [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease					2
Air Berlin [Member] | A321-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease					1
Air Berlin [Member] | A330-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease					1
Air Berlin [Member] | Flight Equipment Held For Operating Lease [Member] | A321-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Aircraft impairment | $					$ 0
Air Berlin [Member] | Flight Equipment Held For Operating Lease [Member] | A330-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Aircraft impairment | $					$ 22,000